Share capital	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Share capital	Share capital
Authorized
400,000,000 Common shares, without par value
20,000,000 Class B Common shares, without par value
10,000,000 Preferred shares, issuable in series, without par value
Issued and Outstanding

	December 31, 2025		December 31, 2024
As at	Number	Amount	Number	Amount
Common	76,018,344	$2,496	77,706,788	$2,549
Class B Common	2,281,478	—	2,281,478	—
Total Common	78,299,822	$2,496	79,988,266	$2,549
For the year ended December 31, 2025, we issued 4,700 Common shares under our share option plans (year ended December 31, 2024 - 12,550 Common shares).
Rights and restrictions of Common shares
The Common shares and Class B Common shares are equal in all respects, including the right to dividends, rights upon dissolution or winding up and the right to vote, except that each Class B Common share may at any time be exchanged for one Common share. Our Common shares are listed for trading on the TSX and NYSE under the symbol WFG, while our Class B Common shares are not. Certain circumstances or corporate transactions may require the approval of the holders of our Common shares and Class B Common shares on a separate class by class basis.
Share repurchases
On February 27, 2025, we renewed our normal course issuer bid (“2025 NCIB”) allowing us to acquire up to 3,868,177 Common shares for cancellation from March 3, 2025 until the expiry of the bid on March 2, 2026.
On February 27, 2024, we renewed our normal course issuer bid (“2024 NCIB”) allowing us to acquire up to 3,971,380 Common shares for cancellation from March 1, 2024 until the expiry of the bid on February 28, 2025.
For the year ended December 31, 2025, we repurchased for cancellation 1,639,207 Common shares at an average price of $75.95 per share under our 2024 NCIB and 2025 NCIB programs. During the year ended December 31, 2025, we cancelled 53,937 Common shares that were held as treasury shares at December 31, 2024. For the years ended December 31, 2024, we repurchased for cancellation 1,799,217 Common shares at an average price of $80.26 per share under our 2023 NCIB and 2024 NCIB programs.